SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES (Details) - Streamex Exchange Corporation [Member]	Dec. 31, 2024 CAD ($)
Restructuring Cost and Reserve [Line Items]
Non-capital losses available for future period	$ 208,000
Valuation allowance	(208,000)
Net deferred tax assets